Income Taxes (Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes)(Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal income tax rate	35.00%	35.00%	35.00%
Tax computed at statutory rate	$ 2,923	$ (35,597)	$ 52,447
Increase/(decrease) resulting from:
State income taxes	(2,556)	(4,234)	(2,542)
Bank owned life insurance ("BOLI")	(6,646)	(7,428)	(6,757)
401(k) - employee stock ownership plan ("ESOP")	(568)	(155)	(210)
Tax-exempt interest	(5,094)	(4,469)	(3,732)
Non-deductible expenses	963	1,175	1,470
Tax credits	(13,340)	(18,125)	(23,494)
Subsidiary liquidations	0	(6,733)	0
Change in valuation allowance - DTA	(4,427)	0	0
Other changes in unrecognized tax benefits	(5,106)	(8,981)	(3,884)
Other	1,682	(715)	2,538
Total income tax expense/(benefit)	$ (32,169)	$ (85,262)	$ 15,836